CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Shares ($1 par value) [Member]	Paid-In Capital [Member]	Retained (Deficit) Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2009	$ 2,817	$ 350	$ 42	$ 1,871	$ 366	$ 188
Total comprehensive (loss) income	(1,111)			(1,043)	(93)	25
Shares issued		2	(2)
Shares retired:
Repurchased	(45)	(3)	(42)
Surrendered (non-cash)	(6)		(6)
Cash dividends declared	(108)			(108)
Dividends paid to noncontrolling interest	(15)					(15)
Stock-based compensation	50		50
Ending Balance at Dec. 31, 2010	1,582	349	42	720	273	198
Total comprehensive (loss) income	(737)			(575)	(197)	35
Shares issued		2	(2)
Shares retired:
Repurchased	(30)	(2)	(28)
Surrendered (non-cash)	(8)	(1)	(7)
Cash dividends declared	(107)			(107)
Dividends paid to noncontrolling interest	(18)					(18)
Stock-based compensation	60		60
Ending Balance at Dec. 31, 2011	742	348	65	38	76	215
Total comprehensive (loss) income	(94)			(114)	(17)	37
Shares issued	(1)	3	(4)
Shares retired:
Repurchased	(8)	(1)	(7)
Surrendered (non-cash)	(8)	(1)	(7)
Cash dividends declared	(107)		(81)	(26)
Dividends paid to noncontrolling interest	(40)					(40)
Stock-based compensation	50		50
Ending Balance at Dec. 31, 2012	$ 534	$ 349	$ 16	$ (102)	$ 59	$ 212